Sales and advertising expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Sales and advertising expense
Employee benefits expense - Sales and advertising	€ 1,955	€ 1,950	€ 6,548	€ 5,763
Sales and advertising campaigns	4,235	11,825	15,736	34,766
Sales and advertising expense	€ 6,190	€ 13,775	€ 22,284	€ 40,529